Offerings - Offering: 1	May 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Amount Registered | shares	157,869
Proposed Maximum Offering Price per Unit	10.69
Maximum Aggregate Offering Price	$ 1,687,619.61
Fee Rate	0.01381%
Amount of Registration Fee	$ 233.06
Offering Note	(1) This registration statement covers common shares, no par value per share, of Lionsgate Studios Corp. ("New Lionsgate" and such common shares, "New Lionsgate new common shares") that may be acquired upon exercise of options ("stock options") or stock appreciation rights ("SARs") to acquire common shares of New Lionsgate that are held by former employees of Lions Gate Entertainment Corp. ("Lionsgate" or "LGEC") and its subsidiaries (including New Lionsgate), who are not current employees or consultants of New Lionsgate or Starz Entertainment Corp., and any such individuals' donees, pledgees, permitted transferees, assignees, successors and others who come to hold any such equity award. The stock option and SARs are outstanding under the Lionsgate Studios Corp. 2025 Performance Incentive Plan and were converted from stock options to purchase Class A voting shares and Class B non-voting shares ("LGEC common shares") and stock appreciation rights to acquire LGEC common shares in connection with the separation of the businesses of Lionsgate Studios Corp., a British Columbia corporation, which encompasses the motion picture and television studio operations, from the other businesses of Lionsgate, including the STARZ-branded premium subscription platforms. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (2) Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and calculated in accordance with Rule 457(c) of the Securities Act. The proposed maximum price per share and the maximum aggregate offering price are based upon (x) the weighted-average exercise price of $10.69 per New Lionsgate new common share and (y) the total number of New Lionsgate new common shares registered hereunder (157,869).